ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
ACCRUED EXPENSES

NOTE 10. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2020	2021
Accrued professional fees	$457	$437
Accrued compensation	474	266
Accrued royalties	164	155
Accrued advertising expenses	25	99
Accrued director compensation and liability insurance	102	107
Other	294	371
	$1,516	$1,435